COMMITMENTS AND CONTINGENCIES (Details - Lease cost) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use asset, gross	$ 243,550	$ 243,550
Operating lease right of use asset, accumulated depreciation	(183,767)	(145,979)
Operating lease right of use asset	59,783	97,571
Operating lease liability	61,180	99,226
Operating lease liability, current	(42,305)	(38,047)
Operating lease liability, noncurrent	$ 18,875	$ 61,179